Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Applicable Statutory Tax Rates
	For The Years Ended December 31,
	2014	2013	2012
TTB	15%	15%	15%
BSST(Deconsolidated on November 27, 2013)	N/A	15%	15%
Yanyu (Deconsolidated on October 28, 2014)	15%	15%	15%
Tranhold	25%	25%	25%
TTA	25%	25%	25%
Baoding	25%	15%	15%
Yuanjie (Deconsolidated on April 21, 2014)	15%	15%	15%
Buerjin	25%	25%	25%
Xushui (Discontinued operation as of December 31, 2014)	25%	25%	25%
Consolidated Effective Income Tax Rate	-5%	-0.2%	-37%

Provision for Income Tax Expense and Benefit from Continuing Operations
	For the Years Ends December 31,
	2014	2013	2012
Current:
Overseas	-	-	-
PRC	$461,336	$287,497	$87,045
Deferred:
Overseas	(58,118)	(54,633)	750,535
PRC	-	(203,239)	381,027
Total income tax expense	$403,218	$29,625	$1,218,607

Significant Components of Deferred Tax Liabilities
	December 31, 2014	December 31, 2013
Current:
Deferred tax liabilities:	-	-
Revenue recognition based on percentage of completion	1,480,100	1,387,968
Total net deferred tax liabilities	$1,480,100	$1,387,968
Long-term:
Deferred tax liabilities:	-	-
Intangible assets valuation in business combination	163,599	235,514
Revenue recognized in completion percentage method	3,311,446	3,922,984
Total net deferred tax liabilities	$3,475,045	$4,158,498

Income tax reconciliation for Continuing Operations
	For The Years Ended December 31,
	2014	2013	2012
PRC federal statutory tax rate	25%	25%	25%
Taxable loss from continuing operations	$8,306,435	$15,334,405	$3,302,693
Computed expected income tax expense	(2,076,609)	(3,833,601)	(825,673)
Effect of different tax rates	599,914	55,225	(11,943)
Effect of operation loss	1,879,913	3,808,001	2,056,223
Income tax expense	$403,218	$29,625	$1,218,607